Stock-Based Compensation (Schedule Of Stock Compensation Activity) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 14,954	[1]	$ 11,848	[1]	$ 9,860	[1]
Tax benefit recognized	5,234		4,147		3,451
Weighted-average grant-date fair value of options granted	$ 15.48		$ 10.35		$ 3.67
Intrinsic value of options exercised	40,991		12,102		1,088
Cash received from options exercised	162,613		37,863		4,430
Actual tax benefit received from exercises	$ 14,347		$ 4,236		$ 381

[1]	No stock-based compensation expense was capitalized in any period.